SHAREHOLDERS' EQUITY (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized		$ 73,529	$ 64,345	$ 21,839
Capitalized share-based compensation expense		1,522	380	100
Total share-based compensation		75,051	64,725	21,939
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized		7,681	2,720	970
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized		21,779	12,142	9,396
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized		23,135	10,068	3,283
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	[1]	$ 20,934	$ 39,415	$ 8,190

[1]	Share-based compensation expenses in 2020 includes costs related to the fair value of fully vested options granted to the Company’s Co-CEO in December 2020 in the amount of $30,424.